Stock Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares Subject to Outstanding Options
Outstanding at the beginning of period	577,253	103,760
Options granted	342,950	487,697
Options exercised		(77)
Options forfeited	(8,059)	(3,490)
Options expired	(5,348)	(10,637)
Outstanding as end of period	906,796	577,253	103,760
Vested and expected to vest	877,457	557,995
Exercisable	380,568	289,308
Weighted-Average Exercise Price of Options
Outstanding at the beginning of period	$ 7.00	$ 34.19
Options granted	$ 5.02	$ 5.00
Options exercised		$ 4.77
Options forfeited	$ 4.98	$ 10.36
Options expired	$ 30.21	$ 31.31
Outstanding as end of period	$ 6.13	$ 7.00	$ 34.19
Vested and expected to vest	$ 6.17	$ 7.07
Exercisable	$ 7.68	$ 9.55
Weighted-Average Remaining Contractual Term (Years)
Outstanding	9 years 5 months 19 days	9 years 6 months 26 days	4 years 5 months 5 days
Vested and expected to vest	9 years 5 months 19 days	9 years 6 months 22 days
Exercisable	9 years 2 months 12 days	9 years 3 months
Aggregate Intrinsic Value (In Thousands)
Outstanding at the beginning of period	$ 3
Outstanding as end of period	2,682	3
Vested and expected	2,595	3
Exercisable	$ 1,110	$ 1